Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [abstract]
Products available for sale	$ 16,930	$ 18,963
Products available for rent	526	547
Goods in transit	1,509	2,472
Total inventories at lower of cost and net realizable value	$ 18,965	$ 21,982	$ 23,669